Equity (Tables)	12 Months Ended
Dec. 31, 2011
Equity
Summary of stock-based compensation expense

	December 31, 2011	December 31, 2010
Selling, general and administrative	$621	$55
Research and development	318	23

Total	$939	$78

Summary of the Plan and non-Plan stock option activity

	Options Outstanding	Weighted Average Exercise price	Remaining Average Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2009	78,789	$37.94
2010 Grants	50,000	10.72
2010 Exercises	—	—
2010 Forfeitures/expiration	2,091	36.70

Outstanding, December 31, 2010	126,698	28.00	7.26	$819

Exercisable at December 31, 2010	90,427	6.94	6.54	819
2011 Grants	794,926	7.64
2011 Exercises	1,560	6.58
2011 Forfeitures/expiration	33,231	13.02

Outstanding, December 31, 2011	886,833	$10.05	9.21	$62,674

Exercisable at December 31, 2011	184,296	$18.74	10.06	$24,013

Schedule of weighted-average assumptions used in calculating the fair value of options granted

	Year ended December 31
	2011	2010
Expected dividend yield	0%	0%
Risk-free interest rate	1.43%	4.97%
Expected volatility	100%	65%
Expected life (in years)	6.5	5